Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson International Managed Volatility Fund	Oct. 28, 2021
Class A
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.90%
Total Annual Fund Operating Expenses	1.70%
Fee Waiver	0.55%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	[1]
Class C
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	1.00%
Total Annual Fund Operating Expenses	2.55%
Fee Waiver	0.61%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.94%	[1]
Class S
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	1.00%
Total Annual Fund Operating Expenses	1.80%
Fee Waiver	0.50%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.30%	[1]
Class I
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.13%
Fee Waiver	0.25%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	[1]
Class N
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver	0.28%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.80%	[1]
Class T
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.82%
Total Annual Fund Operating Expenses	1.37%
Fee Waiver	0.32%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.05%	[1]

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.80% for at least a one-year period commencing on October 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.